Expense Example - AMG TimesSquare Global Small Cap Fund	Apr. 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	1,452
Expense Example, with Redemption, 5 Years	2,738
Expense Example, with Redemption, 10 Years	5,790
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,382
Expense Example, with Redemption, 5 Years	2,631
Expense Example, with Redemption, 10 Years	5,620
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,382
Expense Example, with Redemption, 5 Years	2,631
Expense Example, with Redemption, 10 Years	$ 5,620